RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

The Company, through the acquisition of Vapestick, became a party to a distribution agreement with MPL Ltd. (“MPL”). Under the terms of the agreement, MPL is licensed to act as the manufacturer, importer and distributor for Vapestick products for specified retailers in return for a royalty payment. Either party may terminate the agreement after January 1, 2016 on six months prior notice and the satisfaction of certain conditions. The Chief Executive Officer of MPL is related to the Company’s President-International. Royalties for the three months ended March 31, 2014 were $42,737.

The Company, through the acquisition of Vapestick, became a party to a supplier agreement with Internet Marketing Hub Ltd. (“IMH”). Under the terms of the agreement, IMH provides the labor and expertise for the design, development and maintenance, including search engine optimization for internet marketing on the websites: www.vapestick.co.uk and www.electroniccigarettedirect.co.uk. The Company’s President-International is a 50% owner of IMH. Pursuant to the terms of the agreement Vapestick will pay £15,000 ($24,900 as of March 31, 2014) for each month during which the agreement continues, and will pay an additional £10,000 ($16,600 as of March 31, 2014) per month for each month during the whole of which the Vapestick website is found at all times on page 1 of Google UK’s organic search listings, following a search of Google UK only, using only the key phrase “electronic cigarette”. Total costs incurred under this agreement was $62,882 for the three months ended March 31, 2014.

As described in the Company’s 2013 Form 10-K, on December 30, 2013, the Company entered into a comprehensive partnership agreement with Fields Texas Limited LLC’s affiliate, E-Cig Acquisition Company LLC (“Fields Texas”), which is partially owned by one of the Company’s directors. Amounts due under this agreement included a $200,000 development fee and $500,000 related to the acquisition of FIN for the three months ended March 31, 2014 of which all amounts have been paid.

During the three months ended March 31, 2014, 5,730,750 warrants were issued pursuant to the anti-dilution provisions of the strategic partnership agreement with Fields Texas with a strike price of $5.00. In addition, the strike price of the previously issued warrants reset from $9.05 to $5.00; such reset was included in the determination of fair value at March 31, 2014. Further, 500,000 warrants were issued for advisory services rendered. The Company has included a $64.9 million warrant liability related to agreements with Fields Texas in the accompanying consolidated balance sheets at March 31, 2014 and has recognized $48.3 million of advisory agreement warrant expense included in the consolidated statements of operations and comprehensive income for the three months ended March 31, 2014 for fair value adjustments related to these warrants.

As of December 31, 2013, stockholders of the Company had loaned amounts totaling $448,166. Such amounts, including accrued interest of $115,078, were paid on January 31, 2014.

In September 2013, the Company moved its operations from Ballground, Georgia to Nunica, Michigan and entered into a month-to-month agreement with a company related to the Chief Executive Officer to provide office and warehouse facilities, as well as administrative services to include a call center, order fulfillment, purchasing, inventory management and accounting for a monthly fee of approximately $21,000 per month. The contract is cancellable at any time by either party.

5.	RELATED PARTY TRANSACTIONS

On December 30, 2013, the Company entered into a comprehensive partnership agreement (the “Agreement”) with Fields Texas Limited LLC’s affiliate, E-Cig Acquisition Company LLC (“Fields Texas”), which is partially owned by one of the Company’s directors. See Note 7.

At December 31, 2013 and 2012, stockholders of the Company had loaned amounts totaling $448,166 and $703,570, respectively, which is included in due to related parties in the accompanying consolidated balance sheets. Associated accrued interest of approximately $110,000 and $34,000, respectively, is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets. These payables accrue interest at a rate of 12% annually and have a maturity date of January 31, 2014.

On January 27, 2013 (prior to the Reverse Merger ), a related party loaned the Company $250,000 and VEC issued a promissory note for the principal amount with a maturity date of January 31, 2014. As an incentive to advance the loan, VEC issued an 8% interest in VEC to the related party which was converted into 40,000 common shares of VEC (pre-reverse merger). On June 25, 2013, pursuant to the Reverse Merger, the Company exchanged the related party’s shares for 2,600,000 Victory shares. On July 29, 2013, the Company entered into a loan repayment agreement with the related party whereby the Company repaid the $250,000 as full and final settlement. In exchange for early repayment, the related party surrendered 1,600,000 of the 2,600,000 shares issued. Given the fact that this transaction was with a related party and the shares had minimal value at issuance, this transaction has been recorded in stockholders’ deficit.

At December 31, 2012, the Company owed deferred compensation to three individuals totaling $350,000. The deferred compensation was non-interest bearing and for services rendered during 2012. Such amounts were paid in 2013.

In September 2013, the Company moved its operations from Ballground, Georgia to Nunica, Michigan and entered into a month to month agreement with a company related to the Chief Executive Officer to provide office and warehouse facilities, as well as administrative services to include a call center, order fulfillment, purchasing, inventory management and accounting for a monthly fee of approximately $21,000 per month. The contract is cancellable at any time by either party.